Property and equipment, net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses for property and equipment	$ 1,126,590	$ 1,455,654	$ 2,599,961
Leasehold improvement disposals			325,341
Property, Plant and Equipment, Gross, Total	9,953,570	23,760,697
Property, Plant and Equipment, Net	4,037,294	13,885,079
Gain (Loss) on Disposition of Property Plant Equipment, Total	(151,397)	(672,667)	787,160
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal			325,341
Land and Building [Member] | Hjx [Member]
Property, Plant and Equipment [Line Items]
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent	$ 16,546,694
Other Income [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment, Total		5,778,669
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total		6,076,530
Property, Plant and Equipment, Net		$ 3,808,471
Apartment Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total			426,220
Property, Plant and Equipment, Net			192,504
Proceeds from Sale of Buildings			3,195,454
Apartment Building [Member] | Other Income [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment, Total			$ 1,739,443